iSHARES® MSCI AUSTRALIA INDEX FUND Ticker: EWA Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Australia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Australia Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Australia Index Fund	0.53%	none	none	0.53%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Australia Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Australia Index Fund	54	170	296	665

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Australia, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Australian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Australia.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Australian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 3.91%.

The best calendar quarter return during the periods shown above was 32.89% in the 3rd quarter of 2009; the worst was -26.63% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Australia Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Australia Index Fund		75.19%	11.60%	11.85%	Mar 12, 1996
iShares MSCI Australia Index Fund Return After Taxes on Distributions	[1]	74.14%	10.69%	10.93%
iShares MSCI Australia Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	49.56%	9.82%	10.13%
iShares MSCI Australia Index Fund MSCI Australia Index (Index returns do not reflect deductions for fees, expenses, or taxes)		76.43%	11.14%	11.67%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND Ticker: EWO Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Austria Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Austria Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Austria Investable Market Index Fund	0.54%	none	none	0.54%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Austria Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Austria Investable Market Index Fund	55	173	302	677

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Vienna Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and energy.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Austrian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 0.49%.

The best calendar quarter return during the periods shown above was 35.07% in the 3rd quarter of 2009; the worst was -38.70% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Austria Investable Market Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Austria Investable Market Index Fund		61.52%	0.08%	10.76%	Mar 12, 1996
iShares MSCI Austria Investable Market Index Fund Return After Taxes on Distributions	[1]	59.90%	(0.13%)	10.56%
iShares MSCI Austria Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	40.88%	0.33%	9.75%
iShares MSCI Austria Investable Market Index Fund MSCI Austria Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)	[2]	62.63%	(0.46%)	10.31%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Index performance reflects the performance of the MSCI Austria Index through January 31, 2008 and the MSCI Austria Investable Market Index thereafter.

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND Ticker: EWK Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Belgium Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Belgium Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Belgium Investable Market Index Fund	0.54%	none	none	0.54%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Belgium Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Belgium Investable Market Index Fund	55	173	302	677

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were consumer staples, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Belgium.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Belgium, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Belgian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 4.23%.

The best calendar quarter return during the periods shown above was 30.06% in the 2nd quarter of 2003; the worst was -35.90% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Belgium Investable Market Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Belgium Investable Market Index Fund		54.49%	(3.51%)	1.17%	Mar 12, 1996
iShares MSCI Belgium Investable Market Index Fund Return After Taxes on Distributions	[1]	54.49%	(3.67%)	0.70%
iShares MSCI Belgium Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	36.37%	(2.46%)	1.08%
iShares MSCI Belgium Investable Market Index Fund MSCI Belgium Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)	[2]	58.28%	(4.09%)	(0.38%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Index performance reflects the performance of the MSCI Belgium Index through November 30, 2007 and the MSCI Belgium Investable Market Index thereafter.

iSHARES® MSCI BRAZIL INDEX FUND Ticker: EWZ Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Brazil Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Brazil Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Brazil Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Brazil Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Brazil Index Fund	62	195	340	762

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and energy.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Brazil, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Brazilian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Brazilian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Brazil has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1](Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 2.59%.

The best calendar quarter return during the periods shown above was 41.20% in the 2nd quarter of 2009; the worst was -40.27% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Brazil Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI Brazil Index Fund		124.46%	31.03%	17.97%	Jul 10, 2000
iShares MSCI Brazil Index Fund Return After Taxes on Distributions	[1]	121.68%	29.98%	17.08%
iShares MSCI Brazil Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	81.01%	27.28%	15.73%
iShares MSCI Brazil Index Fund MSCI Brazil Index (Index returns do not reflect deductions for fees, expenses or taxes)		128.06%	32.45%	19.97%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI BRIC INDEX FUND Ticker: BKF Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI BRIC Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI BRIC Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI BRIC Index Fund	0.69%	none	none	0.69%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI BRIC Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI BRIC Index Fund	70	221	384	859

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China ("BRIC"). The Underlying Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange), Russian Trading System Stock Exchange, Moscow Interbank Currency Exchange, National Stock Exchange of India, Shanghai Stock Exchange, Shenzen Stock Exchange and the Stock Exchange of Hong Kong. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Certain securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 4.63%.

The best calendar quarter return during the periods shown above was 41.58% in the 2nd quarter of 2009; the worst was -33.01% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI BRIC Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI BRIC Index Fund		89.85%	(8.32%)	Nov 12, 2007
iShares MSCI BRIC Index Fund Return After Taxes on Distributions	[1]	89.46%	(8.58%)
iShares MSCI BRIC Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	58.61%	(7.13%)
iShares MSCI BRIC Index Fund MSCI BRIC Index (Index returns do not reflect deductions for fees, expenses or taxes)		93.12%	(8.90%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI CANADA INDEX FUND Ticker: EWC Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Canada Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Canada Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Canada Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Canada Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Canada Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Toronto Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Canada, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Canadian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and North American Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010was 7.16%.

The best calendar quarter return during the periods shown above was 30.30% in the 2nd quarter of 2009; the worst was -33.13% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Canada Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Canada Index Fund		55.83%	10.47%	9.02%	Mar 12, 1996
iShares MSCI Canada Index Fund Return After Taxes on Distributions	[1]	55.94%	10.53%	8.39%
iShares MSCI Canada Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	37.07%	9.39%	7.77%
iShares MSCI Canada Index Fund MSCI Canada Index (Index returns do not reflect deductions for fees, expenses, or taxes)		56.18%	10.76%	8.87%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND Ticker: ECH Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Chile Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Chile Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Chile Investable Market Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Chile Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Chile Investable Market Index Fund	62	195	340	762

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Underlying Index consists of stocks traded primarily on the Santiago Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were utilities, materials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Chile, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Chilean economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Geographic Risk. A natural disaster could occur in Chile.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Chilean issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Chile has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 36.77%.

The best calendar quarter return during the periods shown above was 36.44% in the 2nd quarter of 2009; the worst was -24.65% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Chile Investable Market Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI Chile Investable Market Index Fund		85.26%	6.85%	Nov 12, 2007
iShares MSCI Chile Investable Market Index Fund Return After Taxes on Distributions	[1]	85.18%	6.83%
iShares MSCI Chile Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	56.05%	6.00%
iShares MSCI Chile Investable Market Index Fund MSCI Chile Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)		87.37%	6.99%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND Ticker: ESR Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Annual Fund Operating Expenses (iShares MSCI Emerging Markets Eastern Europe Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Emerging Markets Eastern Europe Index Fund	0.69%	none	none	0.69%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Emerging Markets Eastern Europe Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Emerging Markets Eastern Europe Index Fund	70	221	384	859

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From inception, September 30, 2009, to the most recent fiscal year end, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were energy, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Russia, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets may cause the Fund's portfolio to lose value.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.

iSHARES® MSCI EMERGING MARKETS INDEX FUND Ticker: EEM Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Emerging Markets Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus"). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund's investments in other iShares funds through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Company and BFA. During the most recently completed fiscal year, the amount of such expenses incurred and fees waived rounded to 0.00%.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Emerging Markets Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Foreign Taxes	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
iShares MSCI Emerging Markets Index Fund	0.68%	none	0.01%	none	none	0.69%	none	0.69%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Emerging Markets Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Emerging Markets Index Fund	70	221	384	859

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is designed to measure equity market performance in the global emerging markets. As of September 30, 2010, the Underlying Index consisted of the following 21 emerging market indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. BFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the Fund's assets invested in shares of such other funds.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk, South American Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 8.08%.

The best calendar quarter return during the periods shown above was 31.57% in the 2nd quarter of 2009; the worst was -26.18% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Emerging Markets Index Fund)		One Year	Five Year	Since Fund Inception	Inception Date
iShares MSCI Emerging Markets Index Fund		71.80%	15.11%	23.19%	Apr 7, 2003
iShares MSCI Emerging Markets Index Fund Return After Taxes on Distributions	[1]	71.66%	15.02%	23.10%
iShares MSCI Emerging Markets Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	47.37%	13.45%	21.13%
iShares MSCI Emerging Markets Index Fund MSCI Emerging Markets Index (Index returns do not reflect deductions for fees, expenses or taxes)		78.51%	15.51%	23.10%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI EMU INDEX FUND Ticker: EZU Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI EMU Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI EMU Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI EMU Index Fund	0.54%	none	none	0.54%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI EMU Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI EMU Index Fund	55	173	302	677

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks from the following 11 countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.
Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.
Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -6.22%.

The best calendar quarter return during the periods shown above was 26.00% in the 2nd quarter of 2003; the worst was -28.17% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI EMU Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI EMU Index Fund		31.17%	3.91%	1.44%	Jul 25, 2000
iShares MSCI EMU Index Fund Return After Taxes on Distributions	[1]	31.20%	3.84%	1.28%
iShares MSCI EMU Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	21.53%	3.75%	1.38%
iShares MSCI EMU Index Fund MSCI EMU Index(Index returns do not reflect deductions for fees, expenses, or taxes)		31.41%	4.08%	1.70%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI FRANCE INDEX FUND Ticker: EWQ Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI France Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI France Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Foreign Taxes	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI France Index Fund	0.53%	none	0.01%	none	0.54%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI France Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI France Index Fund	55	173	302	677

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, consumer discretionary and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a French issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -5.84%.

The best calendar quarter return during the periods shown above was 26.41% in the 3rd quarter of 2009; the worst was -27.88% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI France Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI France Index Fund		31.65%	4.35%	1.68%	Mar 12, 1996
iShares MSCI France Index Fund Return After Taxes on Distributions	[1]	31.74%	4.30%	1.47%
iShares MSCI France Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	21.73%	4.05%	1.53%
iShares MSCI France Index Fund MSCI France Index (Index returns do not reflect deductions for fees, expenses, or taxes)		31.83%	4.59%	1.99%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI GERMANY INDEX FUND Ticker: EWG Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Germany Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Annual Fund Operating Expenses (iShares MSCI Germany Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Germany Index Fund	0.53%	none	none	0.53%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Germany Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Germany Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, consumer discretionary and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S.government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a German issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -0.76%.

The best calendar quarter return during the periods shown above was 38.44% in the 2nd quarter of 2003; the worst was -36.46% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Germany Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Germany Index Fund		25.11%	6.35%	1.25%	Mar 12, 1996
iShares MSCI Germany Index Fund Return After Taxes on Distributions	[1]	25.05%	6.34%	0.82%
iShares MSCI Germany Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	17.32%	5.85%	1.01%
iShares MSCI Germany Index Fund MSCI Germany Index (Index returns do not reflect deductions for fees, expenses, or taxes)		25.15%	6.49%	1.44%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI HONG KONG INDEX FUND Ticker: EWH Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Hong Kong Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Hong Kong Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Hong Kong Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Hong Kong Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Hong Kong Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, utilities and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Hong Kong.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Hong Kong, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Hong Kong issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with federal and state regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 16.98%.

The best calendar quarter return during the periods shown above was 35.44% in the 2nd quarter of 2009; the worst was -22.81% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Hong Kong Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Hong Kong Index Fund		59.28%	8.71%	3.81%	Mar 12, 1996
iShares MSCI Hong Kong Index Fund Return After Taxes on Distributions	[1]	57.80%	7.65%	2.92%
iShares MSCI Hong Kong Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	38.43%	6.90%	2.70%
iShares MSCI Hong Kong Index Fund MSCI Hong Kong Index (Index returns do not reflect deductions for fees, expenses, or taxes)		60.15%	9.29%	4.26%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND Ticker: EIS Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Israel Capped Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Israel Capped Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Israel Capped Investable Market Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Israel Capped Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Israel Capped Investable Market Index Fund	62	195	340	762

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Underlying Index consists of stocks traded primarily on the Tel Aviv Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, health care and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Israeli issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Israel has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Israeli markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 3.72%.

The best calendar quarter return during the period shown above was 25.61% in the 2nd quarter of 2009; the worst was 7.40% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Israel Capped Investable Market Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI Israel Capped Investable Market Index Fund		79.96%	6.76%	Mar 26, 2008
iShares MSCI Israel Capped Investable Market Index Fund Return After Taxes on Distributions	[1]	80.02%	6.86%
iShares MSCI Israel Capped Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	52.92%	6.09%
iShares MSCI Israel Capped Investable Market Index Fund MSCI Israel Capped Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)		81.71%	8.01%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI ITALY INDEX FUND Ticker: EWI Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Italy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Italy Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Italy Index Fund	0.54%	none	none	0.54%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Italy Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Italy Index Fund	55	173	302	677

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and utilities.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Italy.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Italian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -12.92%.

The best calendar quarter return during the periods shown above was 29.01% in the 2nd quarter of 2009; the worst was -23.12% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Itlay Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Italy Index Fund		25.81%	(1.80%)	1.25%	Mar 12, 1996
iShares MSCI Italy Index Fund Return After Taxes on Distributions	[1]	25.97%	(1.86%)	0.86%
iShares MSCI Italy Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	17.89%	(0.98%)	1.23%
iShares MSCI Italy Index Fund MSCI Italy Index (Index returns do not reflect deductions for fees, expenses, or taxes)		26.57%	(1.94%)	1.10%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI JAPAN INDEX FUND Ticker: EWJ Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Japan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Index (the "Underlying Index").

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Japan Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Japan Index Fund	0.54%	none	none	0.54%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Japan Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Japan Index Fund	55	173	302	677

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, consumer discretionary and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Japan.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Japanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Japanese markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 2.59%.

The best calendar quarter return during the periods shown above was 22.69% in the 2nd quarter of 2009; the worst was -18.75% in the 3rd quarter of 2001.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Japan Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Japan Index Fund		5.25%	(1.33%)	(4.18%)	Mar 12, 1996
iShares MSCI Japan Index Fund Return After Taxes on Distributions	[1]	5.14%	(1.39%)	(4.26%)
iShares MSCI Japan Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.82%	(1.02%)	(3.38%)
iShares MSCI Japan Index Fund MSCI Japan Index (Index returns do not reflect deductions for fees, expenses, or taxes)		6.25%	(0.80%)	(3.68%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND Ticker: SCJ Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Japan Small Cap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Japan Small Cap Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Japan Small Cap Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Japan Small Cap Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Japan Small Cap Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. MSCI defines the small-cap universe as all listed securities that have a market capitalization in the range of  $186 -  $1,787 million. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, consumer discretionary and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Japan.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Japanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Japanese markets and may adversely affect its economy.

Small-Capitalization Companies Risk. The Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 7.48%.

The best calendar quarter return during the periods shown above was 25.46% in the 2nd quarter of 2009; the worst was -16.29% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Japan Small Cap Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI Japan Small Cap Index Fund		4.39%	(8.03%)	Dec 20, 2007
iShares MSCI Japan Small Cap Index Fund Return After Taxes on Distributions	[1]	4.06%	(8.24%)
iShares MSCI Japan Small Cap Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.27%	(6.75%)
iShares MSCI Japan Small Cap Index Fund MSCI Japan Small Cap Index (Index returns do not reflect deductions for fees, expenses or taxes)		5.09%	(7.82%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI MALAYSIA INDEX FUND Ticker: EWM Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Malaysia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Malaysia Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Malaysia Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Malaysia Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Malaysia Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Malaysia.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Malaysian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Risk of Capital Controls. Previously, the Malaysian authorities placed a levy on profits by foreign entities, such as the Fund, which caused the Fund's trading price to differ from their NAV on many days. There can be no assurance that Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Malaysian markets and may adversely affect its economy.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 29.33%.

The best calendar quarter return during the periods shown above was 28.01% in the 2nd quarter of 2009; the worst was -17.93% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Malaysia Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Malaysia Index Fund		51.36%	12.30%	8.51%	Mar 12, 1996
iShares MSCI Malaysia Index Fund Return After Taxes on Distributions	[1]	50.05%	11.03%	7.65%
iShares MSCI Malaysia Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	33.31%	9.94%	6.97%
iShares MSCI Malaysia Index Fund MSCI Malaysia Index (Index returns do not reflect deductions for fees, expenses, or taxes)		52.06%	12.87%	9.28%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND Ticker: EWW Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Mexico Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Mexico Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Mexico Investable Market Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Mexico Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Mexico Investable Market Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Mexican Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were telecommunication services, consumer staples and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Mexico, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Mexican economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Mexican issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Mexico has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Central and South American Economic Risk and North American Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving Mexico's security may cause uncertainty in Mexican markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 8.83%.

The best calendar quarter return during the periods shown above was 35.52% in the 2nd quarter of 2009; the worst was -29.54% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Mexico Investable Market Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Mexico Investable Market Index Fund		55.72%	16.41%	12.64%	Mar 12, 1996
iShares MSCI Mexico Investable Market Index Fund Return After Taxes on Distributions	[1]	55.35%	16.13%	12.17%
iShares MSCI Mexico Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	36.63%	14.46%	11.12%
iShares MSCI Mexico Investable Market Index Fund MSCI Mexico Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)	[2]	57.75%	16.13%	12.95%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Index performance reflects the performance of the MSCI Mexico Index through November 30, 2007 and the MSCI Mexico Investable Market Index thereafter.

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND Ticker: EWN Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Netherlands Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Netherlands Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Netherlands Investable Market Index Fund	0.53%	none	none	0.53%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Netherlands Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Netherlands Investable Market Index Fund	54	170	296	665

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were consumer staples, financials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in the Netherlands.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Dutch issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving the Netherlands's security may cause uncertainty in Dutch markets and may adversely affect its economy.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -0.01%.

The best calendar quarter return during the periods shown above was 31.23% in the 3rd quarter of 2009; the worst was -30.27% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Netherlands Investable Market Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Netherlands Investable Market Index Fund		44.55%	5.57%	0.42%	Mar 12, 1996
iShares MSCI Netherlands Investable Market Index Fund Return After Taxes on Distributions	[1]	44.64%	5.46%	0.22%
iShares MSCI Netherlands Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	30.06%	5.16%	0.48%
iShares MSCI Netherlands Investable Market Index Fund MSCI Netherlands Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)	[2]	44.56%	6.16%	1.36%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Index performance reflects the performance of the MSCI Netherlands Index through January 31, 2008 and the MSCI Netherlands Investable Market Index thereafter.

iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND Ticker: EPP Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Pacific ex-Japan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Pacific Ex-Japan Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Pacific Ex-Japan Index Fund	0.50%	none	none	0.50%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Pacific Ex-Japan Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Pacific Ex-Japan Index Fund	51	160	280	628

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. Certain economies to which the Fund may be exposed have few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on those economies.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk, European Economic Risk, Interdependence Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 7.59%.

The best calendar quarter return during the periods shown above was 31.77% in the 2nd quarter of 2009; the worst was -24.89% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling ).1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Pacific Ex-Japan Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI Pacific Ex-Japan Index Fund		71.93%	11.07%	15.59%	Oct 25, 2001
iShares MSCI Pacific Ex-Japan Index Fund Return After Taxes on Distributions	[1]	70.38%	10.15%	14.71%
iShares MSCI Pacific Ex-Japan Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	47.29%	9.26%	13.56%
iShares MSCI Pacific Ex-Japan Index Fund MSCI Pacific ex-Japan Index (Index returns do not reflect deductions for fees, expenses, or taxes)		72.81%	10.94%	15.51%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SINGAPORE INDEX FUND Ticker: EWS Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Singapore Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Singapore Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Singapore Index Fund	0.53%	none	none	0.53%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Singapore Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Singapore Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
The Underlying Index consists of stocks traded primarily on the Singapore Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and telecommunication services.
BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.
The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.
The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Singapore.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Singapore, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Singaporean economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Singaporean issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 14.58%.

The best calendar quarter return during the periods shown above was 45.44% in the 2nd quarter of 2009; the worst was -25.70% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Singapore Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Singapore Index Fund		72.54%	14.55%	5.51%	Mar 12, 1996
iShares MSCI Singapore Index Fund Return After Taxes on Distributions	[1]	70.75%	13.09%	4.49%
iShares MSCI Singapore Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	47.05%	11.82%	4.14%
iShares MSCI Singapore Index Fund MSCI Singapore Index (Index returns do not reflect deductions for fees, expenses, or taxes)		73.96%	14.55%	5.00%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SOUTH AFRICA INDEX FUND Ticker: EZA Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI South Africa Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI South Africa Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI South Africa Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI South Africa Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI South Africa Index Fund	62	195	340	762

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and telecommunication services.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in South Africa, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the South African economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a South African issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. South Africa has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in South African markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 18.08%.

The best calendar quarter return during the periods shown above was 31.02% in the 2nd quarter of 2009; the worst was -17.43% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI South Africa Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI South Africa Index Fund		56.38%	11.12%	20.37%	Feb 3, 2003
iShares MSCI South Africa Index Fund Return After Taxes on Distributions	[1]	55.29%	10.59%	19.85%
iShares MSCI South Africa Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	37.54%	9.60%	18.23%
iShares MSCI South Africa Index Fund MSCI South Africa Index (Index returns do not reflect deductions for fees, expenses, or taxes)		57.82%	12.36%	21.77%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SOUTH KOREA INDEX FUND Ticker: EWY Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI South Korea Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI South Korea Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI South Korea Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI South Korea Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI South Korea Index Fund	62	195	340	762

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were information technology, industrials and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in South Korea.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a South Korean issuer or market, including as a result of heightened tensions between North and South Korea.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 11.95%.

The best calendar quarter return during the periods shown above was 58.55% in the 4th quarter of 2001; the worst was -26.51% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI South Korea Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI South Korea Index Fund		70.36%	11.59%	10.03%	May 9, 2000
iShares MSCI South Korea Index Fund Return After Taxes on Distributions	[1]	70.34%	11.64%	10.05%
iShares MSCI South Korea Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	46.11%	10.33%	9.07%
iShares MSCI South Korea Index Fund MSCI Korea Index (Index returns do not reflect deductions for fees, expenses, or taxes)		71.35%	12.30%	10.60%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SPAIN INDEX FUND Ticker: EWP Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Spain Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Spain Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Spain Index Fund	0.54%	none	none	0.54%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Spain Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Spain Index Fund	55	173	302	677

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, telecommunication services and utilities.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Spain.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Spanish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Spanish markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was -13.07%.

The best calendar quarter return during the periods shown above was 35.67% in the 2nd quarter of 2009; the worst was -21.78% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Spain Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Spain Index Fund		38.01%	9.96%	8.13%	Mar 12, 1996
iShares MSCI Spain Index Fund Return After Taxes on Distributions	[1]	37.82%	9.83%	7.91%
iShares MSCI Spain Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	26.49%	8.99%	7.28%
iShares MSCI Spain Index Fund MSCI Spain Index (Index returns do not reflect deductions for fees, expenses, or taxes)		43.48%	10.50%	7.78%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SWEDEN INDEX FUND Ticker: EWD Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Sweden Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Sweden Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Sweden Index Fund	0.53%	none	none	0.53%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Sweden Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Sweden Index Fund	54	170	296	665

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, financials and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Sweden, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Swedish economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Swedish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 24.58%.

The best calendar quarter return during the periods shown above was 35.33% in the 2nd quarter of 2009; the worst was -29.67% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Sweden Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Sweden Index Fund		64.14%	5.55%	1.76%	Mar 12, 1996
iShares MSCI Sweden Index Fund Return After Taxes on Distributions	[1]	64.11%	5.45%	1.23%
iShares MSCI Sweden Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	42.84%	5.11%	1.48%
iShares MSCI Sweden Index Fund MSCI Sweden Index (Index returns do not reflect deductions for fees, expenses, or taxes)		64.16%	5.55%	1.59%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI SWITZERLAND INDEX FUND Ticker: EWL Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Switzerland Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Switzerland Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Switzerland Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Switzerland Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Switzerland Index Fund	54	170	296	665

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were health care, consumer staples and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Switzerland, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Swiss economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Swiss issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 4.55%.

The best calendar quarter return during the periods shown above was 22.20% in the 3rd quarter of 2009; the worst was -19.87% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Switzerland Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI Switzerland Index Fund		25.90%	6.95%	4.26%	Mar 12, 1996
iShares MSCI Switzerland Index Fund Return After Taxes on Distributions	[1]	26.06%	7.01%	4.24%
iShares MSCI Switzerland Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	17.58%	6.26%	3.81%
iShares MSCI Switzerland Index Fund MSCI Switzerland Index (Index returns do not reflect deductions for fees, expenses, or taxes)		25.31%	6.33%	4.52%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI TAIWAN INDEX FUND Ticker: EWT Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI Taiwan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (iShares MSCI Taiwan Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Foreign Taxes	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Taiwan Index Fund	0.61%	none	0.10%	none	0.71%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Taiwan Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Taiwan Index Fund	73	227	395	883

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were information technology, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Taiwan.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Taiwan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Taiwanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Taiwanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Taiwanese markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 3.29%.

The best calendar quarter return during the periods shown above was 52.27% in the 4th quarter of 2001; the worst was -29.25% in the 3rd quarter of 2001.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Taiwan Index Fund)		One Year	Five Years	Since Fund Inception	Inception Date
iShares MSCI Taiwan Index Fund		77.30%	4.93%	(2.00%)	Jun 20, 2000
iShares MSCI Taiwan Index Fund Return After Taxes on Distributions	[1]	76.92%	4.52%	(2.22%)
iShares MSCI Taiwan Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	50.85%	4.21%	(1.67%)
iShares MSCI Taiwan Index Fund MSCI Taiwan Index (Index returns do not reflect deductions for fees, expenses, or taxes)		79.21%	5.83%	(1.13%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND Ticker: THD Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Thailand Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Thailand Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Foreign Taxes	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Thailand Investable Market Index Fund	0.61%	none	0.01%	none	0.62%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Thailand Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Thailand Investable Market Index Fund	63	199	346	774

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Underlying Index consists of stocks traded primarily on the Stock Exchange of Thailand (SET). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Thailand.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Thai issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Thai markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 48.28%.

The best calendar quarter return during the period shown above was 52.63% in the 2nd quarter of 2009; the worst was -5.27% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Thailand Investable Market Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI Thailand Investable Market Index Fund		83.95%	(5.96%)	Mar 26, 2008
iShares MSCI Thailand Investable Market Index Fund Return After Taxes on Distributions	[1]	83.89%	(6.03%)
iShares MSCI Thailand Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	55.32%	(4.87%)
iShares MSCI Thailand Investable Market Index Fund MSCI Thailand Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)		83.31%	(6.02%)
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND Ticker: TUR Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI Turkey Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI Turkey Investable Market Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI Turkey Investable Market Index Fund	0.61%	none	none	0.61%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI Turkey Investable Market Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI Turkey Investable Market Index Fund	62	195	340	762

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Underlying Index consists of stocks traded primarily on the Istanbul Stock Exchange (ISE). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and telecommunication services.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Turkey.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Turkish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Turkey in which the Fund invests has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Turkish markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 30.52%.

The best calendar quarter return during the period shown above was 60.55% in the 2nd quarter of 2009; the worst was -11.14% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI Turkey Investable Market Index Fund)		One Year	Since Fund Inception	Inception Date
iShares MSCI Turkey Investable Market Index Fund		107.94%	6.91%	Mar 26, 2008
iShares MSCI Turkey Investable Market Index Fund Return After Taxes on Distributions	[1]	107.29%	6.61%
iShares MSCI Turkey Investable Market Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	70.69%	5.75%
iShares MSCI Turkey Investable Market Index Fund MSCI Turkey Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)		109.02%	7.22%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI UNITED KINGDOM INDEX FUND Ticker: EWU Stock Exchange: NYSE Arca
Investment Objective
The iShares MSCI United Kingdom Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI United Kingdom Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI United Kingdom Index Fund	0.53%	none	none	0.53%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI United Kingdom Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
iShares MSCI United Kingdom Index Fund	54	170	296	665

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a British issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect its economy.

Structural Risks. Continued governmental involvement in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. Northern Ireland's economy may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the nine months ended September 30, 2010 was 2.12%.

The best calendar quarter return during the periods shown above was 26.30% in the 2nd quarter of 2009; the worst was -26.37% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2009)
Average Annual Total Returns (iShares MSCI United Kingdom Index Fund)		One Year	Five Years	Ten Years	Inception Date
iShares MSCI United Kingdom Index Fund		42.12%	1.75%	0.62%	Mar 12, 1996
iShares MSCI United Kingdom Index Fund Return After Taxes on Distributions	[1]	41.49%	1.21%	0.01%
iShares MSCI United Kingdom Index Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	28.03%	1.53%	0.39%
iShares MSCI United Kingdom Index Fund MSCI United Kingdom Index (Index returns do not reflect deductions for fees, expenses, or taxes)		43.30%	2.38%	1.27%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iSHARES® MSCI USA INDEX FUND Ticker: EUSA Stock Exchange: NYSE Arca
Investment Objective

The iShares MSCI USA Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (iShares MSCI USA Index Fund)	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares MSCI USA Index Fund	0.15%	none	none	0.15%

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (iShares MSCI USA Index Fund) (USD $)	1 Year	3 Years
iShares MSCI USA Index Fund	15	48

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From inception, May 5, 2010, to the most recent fiscal year end, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. As of September 30, 2010, the Underlying Index had 591 constituents and its three largest sectors by component weighting were information technology, financials and health care.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that market, industry or asset class.

Energy Sector Risk. The Fund may invest significantly in companies in the energy sector. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Industrials Sector Risk. The Fund may invest significantly in companies in the industrials sector. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. The Fund may invest significantly in companies in the materials sector. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Mid-Capitalization Companies Risk. The Fund may invest in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information
As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2010
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Central Index Key	dei_EntityCentralIndexKey	0000930667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2010
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2011
Prospectus Date	rr_ProspectusDate	Jan 1, 2011
iShares MSCI Australia Index Fund | iShares MSCI Australia Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(11.52%)	[1]
Annual Return 2001	rr_AnnualReturn2001	2.33%	[1]
Annual Return 2002	rr_AnnualReturn2002	(0.28%)	[1]
Annual Return 2003	rr_AnnualReturn2003	49.82%	[1]
Annual Return 2004	rr_AnnualReturn2004	30.86%	[1]
Annual Return 2005	rr_AnnualReturn2005	16.67%	[1]
Annual Return 2006	rr_AnnualReturn2006	31.42%	[1]
Annual Return 2007	rr_AnnualReturn2007	28.96%	[1]
Annual Return 2008	rr_AnnualReturn2008	(50.03%)	[1]
Annual Return 2009	rr_AnnualReturn2009	75.19%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
One Year	rr_AverageAnnualReturnYear01	75.19%
Five Years	rr_AverageAnnualReturnYear05	11.60%
Ten Years	rr_AverageAnnualReturnYear10	11.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Australia Index Fund | iShares MSCI Australia Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	74.14%	[2]
Five Years	rr_AverageAnnualReturnYear05	10.69%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.93%	[2]
iShares MSCI Australia Index Fund | iShares MSCI Australia Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	49.56%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.82%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.13%	[2]
iShares MSCI Australia Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI AUSTRALIA INDEX FUND Ticker: EWA Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Australia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Australia, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Australian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Australia.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Australian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 32.89% in the 3rd quarter of 2009; the worst was -26.63% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Australia Index Fund | MSCI Australia Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	76.43%
Five Years	rr_AverageAnnualReturnYear05	11.14%
Ten Years	rr_AverageAnnualReturnYear10	11.67%
iShares MSCI Austria Investable Market Index Fund | iShares MSCI Austria Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(10.57%)	[3]
Annual Return 2001	rr_AnnualReturn2001	(2.57%)	[3]
Annual Return 2002	rr_AnnualReturn2002	17.27%	[3]
Annual Return 2003	rr_AnnualReturn2003	58.46%	[3]
Annual Return 2004	rr_AnnualReturn2004	70.93%	[3]
Annual Return 2005	rr_AnnualReturn2005	21.50%	[3]
Annual Return 2006	rr_AnnualReturn2006	35.84%	[3]
Annual Return 2007	rr_AnnualReturn2007	3.95%	[3]
Annual Return 2008	rr_AnnualReturn2008	(63.78%)	[3]
Annual Return 2009	rr_AnnualReturn2009	61.52%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.70%)
One Year	rr_AverageAnnualReturnYear01	61.52%
Five Years	rr_AverageAnnualReturnYear05	0.08%
Ten Years	rr_AverageAnnualReturnYear10	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Austria Investable Market Index Fund | iShares MSCI Austria Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	59.90%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.13%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.56%	[2]
iShares MSCI Austria Investable Market Index Fund | iShares MSCI Austria Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	40.88%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.33%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.75%	[2]
iShares MSCI Austria Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND Ticker: EWO Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Austria Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Vienna Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and energy.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Austrian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 35.07% in the 3rd quarter of 2009; the worst was -38.70% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Austria Investable Market Index Fund | MSCI Austria Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	62.63%	[4]
Five Years	rr_AverageAnnualReturnYear05	(0.46%)	[4]
Ten Years	rr_AverageAnnualReturnYear10	10.31%	[4]
iShares MSCI Belgium Investable Market Index Fund | iShares MSCI Belgium Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(16.10%)	[5]
Annual Return 2001	rr_AnnualReturn2001	(12.99%)	[5]
Annual Return 2002	rr_AnnualReturn2002	(9.36%)	[5]
Annual Return 2003	rr_AnnualReturn2003	41.06%	[5]
Annual Return 2004	rr_AnnualReturn2004	43.92%	[5]
Annual Return 2005	rr_AnnualReturn2005	7.75%	[5]
Annual Return 2006	rr_AnnualReturn2006	36.35%	[5]
Annual Return 2007	rr_AnnualReturn2007	(1.18%)	[5]
Annual Return 2008	rr_AnnualReturn2008	(62.70%)	[5]
Annual Return 2009	rr_AnnualReturn2009	54.49%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.90%)
One Year	rr_AverageAnnualReturnYear01	54.49%
Five Years	rr_AverageAnnualReturnYear05	(3.51%)
Ten Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Belgium Investable Market Index Fund | iShares MSCI Belgium Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	54.49%	[2]
Five Years	rr_AverageAnnualReturnYear05	(3.67%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.70%	[2]
iShares MSCI Belgium Investable Market Index Fund | iShares MSCI Belgium Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.37%	[2]
Five Years	rr_AverageAnnualReturnYear05	(2.46%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.08%	[2]
iShares MSCI Belgium Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND Ticker: EWK Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Belgium Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were consumer staples, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Belgium.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Belgium, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Belgian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 30.06% in the 2nd quarter of 2003; the worst was -35.90% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Belgium Investable Market Index Fund | MSCI Belgium Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	58.28%	[6]
Five Years	rr_AverageAnnualReturnYear05	(4.09%)	[6]
Ten Years	rr_AverageAnnualReturnYear10	(0.38%)	[6]
iShares MSCI Brazil Index Fund | iShares MSCI Brazil Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2001	rr_AnnualReturn2001	(19.52%)	[7]
Annual Return 2002	rr_AnnualReturn2002	(34.71%)	[7]
Annual Return 2003	rr_AnnualReturn2003	113.03%	[7]
Annual Return 2004	rr_AnnualReturn2004	34.16%	[7]
Annual Return 2005	rr_AnnualReturn2005	52.46%	[7]
Annual Return 2006	rr_AnnualReturn2006	44.28%	[7]
Annual Return 2007	rr_AnnualReturn2007	76.61%	[7]
Annual Return 2008	rr_AnnualReturn2008	(55.70%)	[7]
Annual Return 2009	rr_AnnualReturn2009	124.46%	[7]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.27%)
One Year	rr_AverageAnnualReturnYear01	124.46%
Five Years	rr_AverageAnnualReturnYear05	31.03%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	17.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 10, 2000
iShares MSCI Brazil Index Fund | iShares MSCI Brazil Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	121.68%	[8]
Five Years	rr_AverageAnnualReturnYear05	29.98%	[8]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	17.08%	[8]
iShares MSCI Brazil Index Fund | iShares MSCI Brazil Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	81.01%	[8]
Five Years	rr_AverageAnnualReturnYear05	27.28%	[8]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	15.73%	[8]
iShares MSCI Brazil Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI BRAZIL INDEX FUND Ticker: EWZ Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Brazil Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and energy.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Brazil, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Brazilian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Brazilian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Brazil has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1](Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 41.20% in the 2nd quarter of 2009; the worst was -40.27% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Brazil Index Fund | MSCI Brazil Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	128.06%
Five Years	rr_AverageAnnualReturnYear05	32.45%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	19.97%
iShares MSCI BRIC Index Fund | iShares MSCI BRIC Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Annual Return 2008	rr_AnnualReturn2008	(58.11%)	[9]
Annual Return 2009	rr_AnnualReturn2009	89.85%	[9]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.01%)
One Year	rr_AverageAnnualReturnYear01	89.85%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2007
iShares MSCI BRIC Index Fund | iShares MSCI BRIC Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	89.46%	[10]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.58%)	[10]
iShares MSCI BRIC Index Fund | iShares MSCI BRIC Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	58.61%	[10]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(7.13%)	[10]
iShares MSCI BRIC Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI BRIC INDEX FUND Ticker: BKF Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI BRIC Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China ("BRIC"). The Underlying Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange), Russian Trading System Stock Exchange, Moscow Interbank Currency Exchange, National Stock Exchange of India, Shanghai Stock Exchange, Shenzen Stock Exchange and the Stock Exchange of Hong Kong. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Certain securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 41.58% in the 2nd quarter of 2009; the worst was -33.01% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI BRIC Index Fund | MSCI BRIC Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	93.12%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.90%)
iShares MSCI Canada Index Fund | iShares MSCI Canada Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	7.66%	[11]
Annual Return 2001	rr_AnnualReturn2001	(17.86%)	[11]
Annual Return 2002	rr_AnnualReturn2002	(13.20%)	[11]
Annual Return 2003	rr_AnnualReturn2003	53.34%	[11]
Annual Return 2004	rr_AnnualReturn2004	22.45%	[11]
Annual Return 2005	rr_AnnualReturn2005	27.84%	[11]
Annual Return 2006	rr_AnnualReturn2006	17.45%	[11]
Annual Return 2007	rr_AnnualReturn2007	29.24%	[11]
Annual Return 2008	rr_AnnualReturn2008	(45.60%)	[11]
Annual Return 2009	rr_AnnualReturn2009	55.83%	[11]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.13%)
One Year	rr_AverageAnnualReturnYear01	55.83%
Five Years	rr_AverageAnnualReturnYear05	10.47%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Canada Index Fund | iShares MSCI Canada Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	55.94%	[2]
Five Years	rr_AverageAnnualReturnYear05	10.53%	[2]
Ten Years	rr_AverageAnnualReturnYear10	8.39%	[2]
iShares MSCI Canada Index Fund | iShares MSCI Canada Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.07%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.39%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.77%	[2]
iShares MSCI Canada Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI CANADA INDEX FUND Ticker: EWC Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Canada Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Toronto Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Canada, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Canadian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and North American Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 30.30% in the 2nd quarter of 2009; the worst was -33.13% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Canada Index Fund | MSCI Canada Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	56.18%
Five Years	rr_AverageAnnualReturnYear05	10.76%
Ten Years	rr_AverageAnnualReturnYear10	8.87%
iShares MSCI Chile Investable Market Index Fund | iShares MSCI Chile Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2008	rr_AnnualReturn2008	(37.00%)	[12]
Annual Return 2009	rr_AnnualReturn2009	85.26%	[12]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	36.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.65%)
One Year	rr_AverageAnnualReturnYear01	85.26%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2007
iShares MSCI Chile Investable Market Index Fund | iShares MSCI Chile Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	85.18%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.83%	[2]
iShares MSCI Chile Investable Market Index Fund | iShares MSCI Chile Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	56.05%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.00%	[2]
iShares MSCI Chile Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND Ticker: ECH Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Chile Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Underlying Index consists of stocks traded primarily on the Santiago Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were utilities, materials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Chile, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Chilean economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Geographic Risk. A natural disaster could occur in Chile.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Chilean issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Chile has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 36.44% in the 2nd quarter of 2009; the worst was -24.65% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Chile Investable Market Index Fund | MSCI Chile Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	87.37%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.99%
iShares MSCI Emerging Markets Eastern Europe Index Fund | iShares MSCI Emerging Markets Eastern Europe Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
iShares MSCI Emerging Markets Eastern Europe Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND Ticker: ESR Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From inception, September 30, 2009, to the most recent fiscal year end, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were energy, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Russia, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets may cause the Fund's portfolio to lose value.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	the Fund does not have a full calendar year of performance information to report.
iShares MSCI Emerging Markets Index Fund | iShares MSCI Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Foreign Taxes	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Annual Return 2004	rr_AnnualReturn2004	25.54%	[13]
Annual Return 2005	rr_AnnualReturn2005	33.77%	[13]
Annual Return 2006	rr_AnnualReturn2006	30.70%	[13]
Annual Return 2007	rr_AnnualReturn2007	34.56%	[13]
Annual Return 2008	rr_AnnualReturn2008	(50.01%)	[13]
Annual Return 2009	rr_AnnualReturn2009	71.80%	[13]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
One Year	rr_AverageAnnualReturnYear01	71.80%
Five Years	rr_AverageAnnualReturnYear05	15.11%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	23.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2003
iShares MSCI Emerging Markets Index Fund | iShares MSCI Emerging Markets Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	71.66%	[2]
Five Years	rr_AverageAnnualReturnYear05	15.02%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	23.10%	[2]
iShares MSCI Emerging Markets Index Fund | iShares MSCI Emerging Markets Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	47.37%	[2]
Five Years	rr_AverageAnnualReturnYear05	13.45%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	21.13%	[2]
iShares MSCI Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI EMERGING MARKETS INDEX FUND Ticker: EEM Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Emerging Markets Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus"). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund's investments in other iShares funds through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Company and BFA. During the most recently completed fiscal year, the amount of such expenses incurred and fees waived rounded to 0.00%.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is designed to measure equity market performance in the global emerging markets. As of September 30, 2010, the Underlying Index consisted of the following 21 emerging market indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. BFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the Fund's assets invested in shares of such other funds.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk, South American Economic Risk and U.S. Economic Risk.

Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Structural Risks. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 31.57% in the 2nd quarter of 2009; the worst was -26.18% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Emerging Markets Index Fund | MSCI Emerging Markets Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	78.51%
Five Years	rr_AverageAnnualReturnYear05	15.51%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	23.10%
iShares MSCI EMU Index Fund | iShares MSCI EMU Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2001	rr_AnnualReturn2001	(22.96%)	[14]
Annual Return 2002	rr_AnnualReturn2002	(21.60%)	[14]
Annual Return 2003	rr_AnnualReturn2003	42.39%	[14]
Annual Return 2004	rr_AnnualReturn2004	21.07%	[14]
Annual Return 2005	rr_AnnualReturn2005	8.61%	[14]
Annual Return 2006	rr_AnnualReturn2006	35.83%	[14]
Annual Return 2007	rr_AnnualReturn2007	19.42%	[14]
Annual Return 2008	rr_AnnualReturn2008	(47.57%)	[14]
Annual Return 2009	rr_AnnualReturn2009	31.17%	[14]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.17%)
One Year	rr_AverageAnnualReturnYear01	31.17%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2000
iShares MSCI EMU Index Fund | iShares MSCI EMU Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.20%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.84%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.28%	[2]
iShares MSCI EMU Index Fund | iShares MSCI EMU Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.53%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.75%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.38%	[2]
iShares MSCI EMU Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI EMU INDEX FUND Ticker: EZU Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI EMU Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks from the following 11 countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.
Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.
Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 26.00% in the 2nd quarter of 2003; the worst was -28.17% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI EMU Index Fund | MSCI EMU Index(Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.41%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.70%
iShares MSCI France Index Fund | iShares MSCI France Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Foreign Taxes	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(5.09%)	[15]
Annual Return 2001	rr_AnnualReturn2001	(23.99%)	[15]
Annual Return 2002	rr_AnnualReturn2002	(19.97%)	[15]
Annual Return 2003	rr_AnnualReturn2003	39.62%	[15]
Annual Return 2004	rr_AnnualReturn2004	18.46%	[15]
Annual Return 2005	rr_AnnualReturn2005	9.53%	[15]
Annual Return 2006	rr_AnnualReturn2006	34.01%	[15]
Annual Return 2007	rr_AnnualReturn2007	13.01%	[15]
Annual Return 2008	rr_AnnualReturn2008	(43.33%)	[15]
Annual Return 2009	rr_AnnualReturn2009	31.65%	[15]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.88%)
One Year	rr_AverageAnnualReturnYear01	31.65%
Five Years	rr_AverageAnnualReturnYear05	4.35%
Ten Years	rr_AverageAnnualReturnYear10	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI France Index Fund | iShares MSCI France Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.74%	[16]
Five Years	rr_AverageAnnualReturnYear05	4.30%	[16]
Ten Years	rr_AverageAnnualReturnYear10	1.47%	[16]
iShares MSCI France Index Fund | iShares MSCI France Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.73%	[16]
Five Years	rr_AverageAnnualReturnYear05	4.05%	[16]
Ten Years	rr_AverageAnnualReturnYear10	1.53%	[16]
iShares MSCI France Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI FRANCE INDEX FUND Ticker: EWQ Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI France Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, consumer discretionary and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a French issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 26.41% in the 3rd quarter of 2009; the worst was -27.88% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI France Index Fund | MSCI France Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.83%
Five Years	rr_AverageAnnualReturnYear05	4.59%
Ten Years	rr_AverageAnnualReturnYear10	1.99%
iShares MSCI Germany Index Fund | iShares MSCI Germany Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(15.97%)	[17]
Annual Return 2001	rr_AnnualReturn2001	(22.57%)	[17]
Annual Return 2002	rr_AnnualReturn2002	(32.29%)	[17]
Annual Return 2003	rr_AnnualReturn2003	63.09%	[17]
Annual Return 2004	rr_AnnualReturn2004	15.82%	[17]
Annual Return 2005	rr_AnnualReturn2005	9.68%	[17]
Annual Return 2006	rr_AnnualReturn2006	35.66%	[17]
Annual Return 2007	rr_AnnualReturn2007	34.73%	[17]
Annual Return 2008	rr_AnnualReturn2008	(45.84%)	[17]
Annual Return 2009	rr_AnnualReturn2009	25.11%	[17]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.46%)
One Year	rr_AverageAnnualReturnYear01	25.11%
Five Years	rr_AverageAnnualReturnYear05	6.35%
Ten Years	rr_AverageAnnualReturnYear10	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Germany Index Fund | iShares MSCI Germany Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.05%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.34%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.82%	[2]
iShares MSCI Germany Index Fund | iShares MSCI Germany Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.85%	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.01%	[2]
iShares MSCI Germany Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI GERMANY INDEX FUND Ticker: EWG Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Germany Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, consumer discretionary and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S.government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S.government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a German issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 38.44% in the 2nd quarter of 2003; the worst was -36.46% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Germany Index Fund | MSCI Germany Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.15%
Five Years	rr_AverageAnnualReturnYear05	6.49%
Ten Years	rr_AverageAnnualReturnYear10	1.44%
iShares MSCI Hong Kong Index Fund | iShares MSCI Hong Kong Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(14.02%)	[18]
Annual Return 2001	rr_AnnualReturn2001	(18.99%)	[18]
Annual Return 2002	rr_AnnualReturn2002	(19.00%)	[18]
Annual Return 2003	rr_AnnualReturn2003	36.82%	[18]
Annual Return 2004	rr_AnnualReturn2004	24.01%	[18]
Annual Return 2005	rr_AnnualReturn2005	7.84%	[18]
Annual Return 2006	rr_AnnualReturn2006	26.69%	[18]
Annual Return 2007	rr_AnnualReturn2007	40.54%	[18]
Annual Return 2008	rr_AnnualReturn2008	(51.50%)	[18]
Annual Return 2009	rr_AnnualReturn2009	59.28%	[18]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.81%)
One Year	rr_AverageAnnualReturnYear01	59.28%
Five Years	rr_AverageAnnualReturnYear05	8.71%
Ten Years	rr_AverageAnnualReturnYear10	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Hong Kong Index Fund | iShares MSCI Hong Kong Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	57.80%	[19]
Five Years	rr_AverageAnnualReturnYear05	7.65%	[19]
Ten Years	rr_AverageAnnualReturnYear10	2.92%	[19]
iShares MSCI Hong Kong Index Fund | iShares MSCI Hong Kong Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.43%	[19]
Five Years	rr_AverageAnnualReturnYear05	6.90%	[19]
Ten Years	rr_AverageAnnualReturnYear10	2.70%	[19]
iShares MSCI Hong Kong Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI HONG KONG INDEX FUND Ticker: EWH Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Hong Kong Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, utilities and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Hong Kong.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Hong Kong, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Hong Kong issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with federal and state regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 35.44% in the 2nd quarter of 2009; the worst was -22.81% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Hong Kong Index Fund | MSCI Hong Kong Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	60.15%
Five Years	rr_AverageAnnualReturnYear05	9.29%
Ten Years	rr_AverageAnnualReturnYear10	4.26%
iShares MSCI Israel Capped Investable Market Index Fund | iShares MSCI Israel Capped Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2009	rr_AnnualReturn2009	79.96%	[20]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	7.40%
One Year	rr_AverageAnnualReturnYear01	79.96%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2008
iShares MSCI Israel Capped Investable Market Index Fund | iShares MSCI Israel Capped Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	80.02%	[21]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.86%	[21]
iShares MSCI Israel Capped Investable Market Index Fund | iShares MSCI Israel Capped Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	52.92%	[21]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.09%	[21]
iShares MSCI Israel Capped Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND Ticker: EIS Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Israel Capped Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Underlying Index consists of stocks traded primarily on the Tel Aviv Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, health care and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Israeli issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Israel has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Israeli markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 25.61% in the 2nd quarter of 2009; the worst was 7.40% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares.
iShares MSCI Israel Capped Investable Market Index Fund | MSCI Israel Capped Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	81.71%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.01%
iShares MSCI Italy Index Fund | iShares MSCI Italy Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(1.17%)	[22]
Annual Return 2001	rr_AnnualReturn2001	(26.71%)	[22]
Annual Return 2002	rr_AnnualReturn2002	(6.73%)	[22]
Annual Return 2003	rr_AnnualReturn2003	38.85%	[22]
Annual Return 2004	rr_AnnualReturn2004	32.17%	[22]
Annual Return 2005	rr_AnnualReturn2005	1.49%	[22]
Annual Return 2006	rr_AnnualReturn2006	32.85%	[22]
Annual Return 2007	rr_AnnualReturn2007	5.42%	[22]
Annual Return 2008	rr_AnnualReturn2008	(48.93%)	[22]
Annual Return 2009	rr_AnnualReturn2009	25.81%	[22]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
One Year	rr_AverageAnnualReturnYear01	25.81%
Five Years	rr_AverageAnnualReturnYear05	(1.80%)
Ten Years	rr_AverageAnnualReturnYear10	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Italy Index Fund | iShares MSCI Italy Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.97%	[2]
Five Years	rr_AverageAnnualReturnYear05	(1.86%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.86%	[2]
iShares MSCI Italy Index Fund | iShares MSCI Italy Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.89%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.98%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.23%	[2]
iShares MSCI Italy Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI ITALY INDEX FUND Ticker: EWI Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Italy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and utilities.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Italy.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting an Italian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 29.01% in the 2nd quarter of 2009; the worst was -23.12% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Italy Index Fund | MSCI Italy Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.57%
Five Years	rr_AverageAnnualReturnYear05	(1.94%)
Ten Years	rr_AverageAnnualReturnYear10	1.10%
iShares MSCI Japan Index Fund | iShares MSCI Japan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(28.57%)	[7]
Annual Return 2001	rr_AnnualReturn2001	(29.90%)	[7]
Annual Return 2002	rr_AnnualReturn2002	(10.47%)	[7]
Annual Return 2003	rr_AnnualReturn2003	35.54%	[7]
Annual Return 2004	rr_AnnualReturn2004	14.78%	[7]
Annual Return 2005	rr_AnnualReturn2005	24.65%	[7]
Annual Return 2006	rr_AnnualReturn2006	5.49%	[7]
Annual Return 2007	rr_AnnualReturn2007	(4.30%)	[7]
Annual Return 2008	rr_AnnualReturn2008	(29.39%)	[7]
Annual Return 2009	rr_AnnualReturn2009	5.25%	[7]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.75%)
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05	(1.33%)
Ten Years	rr_AverageAnnualReturnYear10	(4.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Japan Index Fund | iShares MSCI Japan Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.14%	[2]
Five Years	rr_AverageAnnualReturnYear05	(1.39%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	(4.26%)	[2]
iShares MSCI Japan Index Fund | iShares MSCI Japan Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%	[2]
Five Years	rr_AverageAnnualReturnYear05	(1.02%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	(3.38%)	[2]
iShares MSCI Japan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI JAPAN INDEX FUND Ticker: EWJ Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Japan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, consumer discretionary and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Japan.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Japanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Japanese markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 22.69% in the 2nd quarter of 2009; the worst was -18.75% in the 3rd quarter of 2001.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Japan Index Fund | MSCI Japan Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.25%
Five Years	rr_AverageAnnualReturnYear05	(0.80%)
Ten Years	rr_AverageAnnualReturnYear10	(3.68%)
iShares MSCI Japan Small Cap Index Fund | iShares MSCI Japan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2008	rr_AnnualReturn2008	(20.85%)	[23]
Annual Return 2009	rr_AnnualReturn2009	4.39%	[23]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.29%)
One Year	rr_AverageAnnualReturnYear01	4.39%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
iShares MSCI Japan Small Cap Index Fund | iShares MSCI Japan Small Cap Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.06%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.24%)	[2]
iShares MSCI Japan Small Cap Index Fund | iShares MSCI Japan Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.27%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(6.75%)	[2]
iShares MSCI Japan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI JAPAN SMALL CAP INDEX FUND Ticker: SCJ Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Japan Small Cap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. MSCI defines the small-cap universe as all listed securities that have a market capitalization in the range of  $186 -  $1,787 million. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, consumer discretionary and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Japan.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Japan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Japanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Japanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Japanese markets and may adversely affect its economy.

Small-Capitalization Companies Risk. The Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 25.46% in the 2nd quarter of 2009; the worst was -16.29% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Japan Small Cap Index Fund | MSCI Japan Small Cap Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.09%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(7.82%)
iShares MSCI Malaysia Index Fund | iShares MSCI Malaysia Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(15.85%)	[24]
Annual Return 2001	rr_AnnualReturn2001	4.56%	[24]
Annual Return 2002	rr_AnnualReturn2002	0.66%	[24]
Annual Return 2003	rr_AnnualReturn2003	25.07%	[24]
Annual Return 2004	rr_AnnualReturn2004	14.38%	[24]
Annual Return 2005	rr_AnnualReturn2005	1.57%	[24]
Annual Return 2006	rr_AnnualReturn2006	36.20%	[24]
Annual Return 2007	rr_AnnualReturn2007	45.49%	[24]
Annual Return 2008	rr_AnnualReturn2008	(41.36%)	[24]
Annual Return 2009	rr_AnnualReturn2009	51.36%	[24]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	29.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.93%)
One Year	rr_AverageAnnualReturnYear01	51.36%
Five Years	rr_AverageAnnualReturnYear05	12.30%
Ten Years	rr_AverageAnnualReturnYear10	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Malaysia Index Fund | iShares MSCI Malaysia Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	50.05%	[2]
Five Years	rr_AverageAnnualReturnYear05	11.03%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.65%	[2]
iShares MSCI Malaysia Index Fund | iShares MSCI Malaysia Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.31%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.94%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.97%	[2]
iShares MSCI Malaysia Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI MALAYSIA INDEX FUND Ticker: EWM Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Malaysia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Malaysia.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Malaysian issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Risk of Capital Controls. Previously, the Malaysian authorities placed a levy on profits by foreign entities, such as the Fund, which caused the Fund's trading price to differ from their NAV on many days. There can be no assurance that Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Malaysian markets and may adversely affect its economy.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 28.01% in the 2nd quarter of 2009; the worst was -17.93% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Malaysia Index Fund | MSCI Malaysia Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	52.06%
Five Years	rr_AverageAnnualReturnYear05	12.87%
Ten Years	rr_AverageAnnualReturnYear10	9.28%
iShares MSCI Mexico Investable Market Index Fund | iShares MSCI Mexico Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(22.78%)	[25]
Annual Return 2001	rr_AnnualReturn2001	13.49%	[25]
Annual Return 2002	rr_AnnualReturn2002	(13.13%)	[25]
Annual Return 2003	rr_AnnualReturn2003	36.24%	[25]
Annual Return 2004	rr_AnnualReturn2004	48.29%	[25]
Annual Return 2005	rr_AnnualReturn2005	45.61%	[25]
Annual Return 2006	rr_AnnualReturn2006	44.02%	[25]
Annual Return 2007	rr_AnnualReturn2007	12.25%	[25]
Annual Return 2008	rr_AnnualReturn2008	(41.67%)	[25]
Annual Return 2009	rr_AnnualReturn2009	55.72%	[25]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.54%)
One Year	rr_AverageAnnualReturnYear01	55.72%
Five Years	rr_AverageAnnualReturnYear05	16.41%
Ten Years	rr_AverageAnnualReturnYear10	12.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Mexico Investable Market Index Fund | iShares MSCI Mexico Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	55.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	16.13%	[2]
Ten Years	rr_AverageAnnualReturnYear10	12.17%	[2]
iShares MSCI Mexico Investable Market Index Fund | iShares MSCI Mexico Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.63%	[2]
Five Years	rr_AverageAnnualReturnYear05	14.46%	[2]
Ten Years	rr_AverageAnnualReturnYear10	11.12%	[2]
iShares MSCI Mexico Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND Ticker: EWW Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Mexico Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Mexican Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were telecommunication services, consumer staples and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Mexico, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Mexican economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Mexican issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Mexico has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Central and South American Economic Risk and North American Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving Mexico's security may cause uncertainty in Mexican markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 35.52% in the 2nd quarter of 2009; the worst was -29.54% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Mexico Investable Market Index Fund | MSCI Mexico Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	57.75%	[26]
Five Years	rr_AverageAnnualReturnYear05	16.13%	[26]
Ten Years	rr_AverageAnnualReturnYear10	12.95%	[26]
iShares MSCI Netherlands Investable Market Index Fund | iShares MSCI Netherlands Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(7.80%)	[27]
Annual Return 2001	rr_AnnualReturn2001	(23.96%)	[27]
Annual Return 2002	rr_AnnualReturn2002	(20.52%)	[27]
Annual Return 2003	rr_AnnualReturn2003	25.71%	[27]
Annual Return 2004	rr_AnnualReturn2004	13.49%	[27]
Annual Return 2005	rr_AnnualReturn2005	12.79%	[27]
Annual Return 2006	rr_AnnualReturn2006	32.06%	[27]
Annual Return 2007	rr_AnnualReturn2007	18.59%	[27]
Annual Return 2008	rr_AnnualReturn2008	(48.63%)	[27]
Annual Return 2009	rr_AnnualReturn2009	44.55%	[27]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.27%)
One Year	rr_AverageAnnualReturnYear01	44.55%
Five Years	rr_AverageAnnualReturnYear05	5.57%
Ten Years	rr_AverageAnnualReturnYear10	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Netherlands Investable Market Index Fund | iShares MSCI Netherlands Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	44.64%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.46%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.22%	[2]
iShares MSCI Netherlands Investable Market Index Fund | iShares MSCI Netherlands Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.06%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.16%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.48%	[2]
iShares MSCI Netherlands Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND Ticker: EWN Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Netherlands Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were consumer staples, financials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in the Netherlands.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Dutch issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving the Netherlands's security may cause uncertainty in Dutch markets and may adversely affect its economy.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 31.23% in the 3rd quarter of 2009; the worst was -30.27% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Netherlands Investable Market Index Fund | MSCI Netherlands Investable Market Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	44.56%	[28]
Five Years	rr_AverageAnnualReturnYear05	6.16%	[28]
Ten Years	rr_AverageAnnualReturnYear10	1.36%	[28]
iShares MSCI Pacific Ex-Japan Index Fund | iShares MSCI Pacific Ex-Japan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2002	rr_AnnualReturn2002	(5.73%)	[29]
Annual Return 2003	rr_AnnualReturn2003	45.72%	[29]
Annual Return 2004	rr_AnnualReturn2004	28.68%	[29]
Annual Return 2005	rr_AnnualReturn2005	14.02%	[29]
Annual Return 2006	rr_AnnualReturn2006	32.06%	[29]
Annual Return 2007	rr_AnnualReturn2007	30.66%	[29]
Annual Return 2008	rr_AnnualReturn2008	(50.02%)	[29]
Annual Return 2009	rr_AnnualReturn2009	71.93%	[29]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.89%)
One Year	rr_AverageAnnualReturnYear01	71.93%
Five Years	rr_AverageAnnualReturnYear05	11.07%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	15.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2001
iShares MSCI Pacific Ex-Japan Index Fund | iShares MSCI Pacific Ex-Japan Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	70.38%	[2]
Five Years	rr_AverageAnnualReturnYear05	10.15%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	14.71%	[2]
iShares MSCI Pacific Ex-Japan Index Fund | iShares MSCI Pacific Ex-Japan Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	47.29%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.26%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	13.56%	[2]
iShares MSCI Pacific Ex-Japan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND Ticker: EPP Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Pacific ex-Japan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and industrials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. Certain economies to which the Fund may be exposed have few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on those economies.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk, European Economic Risk, Interdependence Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 31.77% in the 2nd quarter of 2009; the worst was -24.89% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling ).1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Pacific Ex-Japan Index Fund | MSCI Pacific ex-Japan Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	72.81%
Five Years	rr_AverageAnnualReturnYear05	10.94%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	15.51%
iShares MSCI Singapore Index Fund | iShares MSCI Singapore Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(25.06%)	[30]
Annual Return 2001	rr_AnnualReturn2001	(23.22%)	[30]
Annual Return 2002	rr_AnnualReturn2002	(12.04%)	[30]
Annual Return 2003	rr_AnnualReturn2003	39.70%	[30]
Annual Return 2004	rr_AnnualReturn2004	22.62%	[30]
Annual Return 2005	rr_AnnualReturn2005	15.57%	[30]
Annual Return 2006	rr_AnnualReturn2006	46.06%	[30]
Annual Return 2007	rr_AnnualReturn2007	27.79%	[30]
Annual Return 2008	rr_AnnualReturn2008	(47.01%)	[30]
Annual Return 2009	rr_AnnualReturn2009	72.54%	[30]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.70%)
One Year	rr_AverageAnnualReturnYear01	72.54%
Five Years	rr_AverageAnnualReturnYear05	14.55%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Singapore Index Fund | iShares MSCI Singapore Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	70.75%	[31]
Five Years	rr_AverageAnnualReturnYear05	13.09%	[31]
Ten Years	rr_AverageAnnualReturnYear10	4.49%	[31]
iShares MSCI Singapore Index Fund | iShares MSCI Singapore Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	47.05%	[31]
Five Years	rr_AverageAnnualReturnYear05	11.82%	[31]
Ten Years	rr_AverageAnnualReturnYear10	4.14%	[31]
iShares MSCI Singapore Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SINGAPORE INDEX FUND Ticker: EWS Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Singapore Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index consists of stocks traded primarily on the Singapore Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and telecommunication services.
BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.
The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.
The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Singapore.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Singapore, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Singaporean economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Singaporean issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 45.44% in the 2nd quarter of 2009; the worst was -25.70% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Singapore Index Fund | MSCI Singapore Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	73.96%
Five Years	rr_AverageAnnualReturnYear05	14.55%
Ten Years	rr_AverageAnnualReturnYear10	5.00%
iShares MSCI South Africa Index Fund | iShares MSCI South Africa Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2004	rr_AnnualReturn2004	43.64%	[32]
Annual Return 2005	rr_AnnualReturn2005	26.50%	[32]
Annual Return 2006	rr_AnnualReturn2006	19.51%	[32]
Annual Return 2007	rr_AnnualReturn2007	17.28%	[32]
Annual Return 2008	rr_AnnualReturn2008	(38.91%)	[32]
Annual Return 2009	rr_AnnualReturn2009	56.38%	[32]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
One Year	rr_AverageAnnualReturnYear01	56.38%
Five Years	rr_AverageAnnualReturnYear05	11.12%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	20.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2003
iShares MSCI South Africa Index Fund | iShares MSCI South Africa Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	55.29%	[31]
Five Years	rr_AverageAnnualReturnYear05	10.59%	[31]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	19.85%	[31]
iShares MSCI South Africa Index Fund | iShares MSCI South Africa Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.54%	[31]
Five Years	rr_AverageAnnualReturnYear05	9.60%	[31]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	18.23%	[31]
iShares MSCI South Africa Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SOUTH AFRICA INDEX FUND Ticker: EZA Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI South Africa Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, materials and telecommunication services.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in South Africa, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the South African economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a South African issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. South Africa has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in South African markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 31.02% in the 2nd quarter of 2009; the worst was -17.43% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI South Africa Index Fund | MSCI South Africa Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	57.82%
Five Years	rr_AverageAnnualReturnYear05	12.36%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	21.77%
iShares MSCI South Korea Index Fund | iShares MSCI South Korea Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2001	rr_AnnualReturn2001	46.74%	[33]
Annual Return 2002	rr_AnnualReturn2002	6.05%	[33]
Annual Return 2003	rr_AnnualReturn2003	33.74%	[33]
Annual Return 2004	rr_AnnualReturn2004	18.22%	[33]
Annual Return 2005	rr_AnnualReturn2005	55.00%	[33]
Annual Return 2006	rr_AnnualReturn2006	11.10%	[33]
Annual Return 2007	rr_AnnualReturn2007	32.08%	[33]
Annual Return 2008	rr_AnnualReturn2008	(55.34%)	[33]
Annual Return 2009	rr_AnnualReturn2009	70.36%	[33]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
One Year	rr_AverageAnnualReturnYear01	70.36%
Five Years	rr_AverageAnnualReturnYear05	11.59%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2000
iShares MSCI South Korea Index Fund | iShares MSCI South Korea Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	70.34%	[34]
Five Years	rr_AverageAnnualReturnYear05	11.64%	[34]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	10.05%	[34]
iShares MSCI South Korea Index Fund | iShares MSCI South Korea Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	46.11%	[34]
Five Years	rr_AverageAnnualReturnYear05	10.33%	[34]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	9.07%	[34]
iShares MSCI South Korea Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SOUTH KOREA INDEX FUND Ticker: EWY Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI South Korea Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were information technology, industrials and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in South Korea.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a South Korean issuer or market, including as a result of heightened tensions between North and South Korea.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 58.55% in the 4th quarter of 2001; the worst was -26.51% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI South Korea Index Fund | MSCI Korea Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	71.35%
Five Years	rr_AverageAnnualReturnYear05	12.30%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	10.60%
iShares MSCI Spain Index Fund | iShares MSCI Spain Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2000	rr_AnnualReturn2000	(13.62%)	[35]
Annual Return 2001	rr_AnnualReturn2001	(10.21%)	[35]
Annual Return 2002	rr_AnnualReturn2002	(13.67%)	[35]
Annual Return 2003	rr_AnnualReturn2003	56.78%	[35]
Annual Return 2004	rr_AnnualReturn2004	29.45%	[35]
Annual Return 2005	rr_AnnualReturn2005	4.45%	[35]
Annual Return 2006	rr_AnnualReturn2006	49.53%	[35]
Annual Return 2007	rr_AnnualReturn2007	22.30%	[35]
Annual Return 2008	rr_AnnualReturn2008	(39.03%)	[35]
Annual Return 2009	rr_AnnualReturn2009	38.01%	[35]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
One Year	rr_AverageAnnualReturnYear01	38.01%
Five Years	rr_AverageAnnualReturnYear05	9.96%
Ten Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Spain Index Fund | iShares MSCI Spain Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	37.82%	[8]
Five Years	rr_AverageAnnualReturnYear05	9.83%	[8]
Ten Years	rr_AverageAnnualReturnYear10	7.91%	[8]
iShares MSCI Spain Index Fund | iShares MSCI Spain Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.49%	[8]
Five Years	rr_AverageAnnualReturnYear05	8.99%	[8]
Ten Years	rr_AverageAnnualReturnYear10	7.28%	[8]
iShares MSCI Spain Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SPAIN INDEX FUND Ticker: EWP Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Spain Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, telecommunication services and utilities.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Spain.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Spanish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Spanish markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Utilities Sector Risk. The utilities sector is subject to significant government regulations and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 35.67% in the 2nd quarter of 2009; the worst was -21.78% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Spain Index Fund | MSCI Spain Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.48%
Five Years	rr_AverageAnnualReturnYear05	10.50%
Ten Years	rr_AverageAnnualReturnYear10	7.78%
iShares MSCI Sweden Index Fund | iShares MSCI Sweden Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(23.74%)	[36]
Annual Return 2001	rr_AnnualReturn2001	(23.86%)	[36]
Annual Return 2002	rr_AnnualReturn2002	(29.76%)	[36]
Annual Return 2003	rr_AnnualReturn2003	64.24%	[36]
Annual Return 2004	rr_AnnualReturn2004	35.71%	[36]
Annual Return 2005	rr_AnnualReturn2005	10.20%	[36]
Annual Return 2006	rr_AnnualReturn2006	43.32%	[36]
Annual Return 2007	rr_AnnualReturn2007	0.52%	[36]
Annual Return 2008	rr_AnnualReturn2008	(49.73%)	[36]
Annual Return 2009	rr_AnnualReturn2009	64.14%	[36]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.67%)
One Year	rr_AverageAnnualReturnYear01	64.14%
Five Years	rr_AverageAnnualReturnYear05	5.55%
Ten Years	rr_AverageAnnualReturnYear10	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Sweden Index Fund | iShares MSCI Sweden Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	64.11%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.45%	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.23%	[2]
iShares MSCI Sweden Index Fund | iShares MSCI Sweden Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	42.84%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.11%	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.48%	[2]
iShares MSCI Sweden Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SWEDEN INDEX FUND Ticker: EWD Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Sweden Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were industrials, financials and consumer discretionary.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in Sweden, which is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Swedish economy.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumers' disposable income and consumer preferences, fads and marketing campaigns.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Swedish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is particularly exposed to European Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 35.33% in the 2nd quarter of 2009; the worst was -29.67% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Sweden Index Fund | MSCI Sweden Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	64.16%
Five Years	rr_AverageAnnualReturnYear05	5.55%
Ten Years	rr_AverageAnnualReturnYear10	1.59%
iShares MSCI Switzerland Index Fund | iShares MSCI Switzerland Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	5.87%	[37]
Annual Return 2001	rr_AnnualReturn2001	(24.93%)	[37]
Annual Return 2002	rr_AnnualReturn2002	(11.46%)	[37]
Annual Return 2003	rr_AnnualReturn2003	33.20%	[37]
Annual Return 2004	rr_AnnualReturn2004	15.66%	[37]
Annual Return 2005	rr_AnnualReturn2005	14.34%	[37]
Annual Return 2006	rr_AnnualReturn2006	29.41%	[37]
Annual Return 2007	rr_AnnualReturn2007	6.98%	[37]
Annual Return 2008	rr_AnnualReturn2008	(29.78%)	[37]
Annual Return 2009	rr_AnnualReturn2009	25.90%	[37]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.87%)
One Year	rr_AverageAnnualReturnYear01	25.90%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Ten Years	rr_AverageAnnualReturnYear10	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI Switzerland Index Fund | iShares MSCI Switzerland Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.06%	[34]
Five Years	rr_AverageAnnualReturnYear05	7.01%	[34]
Ten Years	rr_AverageAnnualReturnYear10	4.24%	[34]
iShares MSCI Switzerland Index Fund | iShares MSCI Switzerland Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.58%	[34]
Five Years	rr_AverageAnnualReturnYear05	6.26%	[34]
Ten Years	rr_AverageAnnualReturnYear10	3.81%	[34]
iShares MSCI Switzerland Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI SWITZERLAND INDEX FUND Ticker: EWL Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Switzerland Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were health care, consumer staples and financials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Switzerland, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Swiss economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Swiss issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 22.20% in the 3rd quarter of 2009; the worst was -19.87% in the 3rd quarter of 2002.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Switzerland Index Fund | MSCI Switzerland Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.31%
Five Years	rr_AverageAnnualReturnYear05	6.33%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
iShares MSCI Taiwan Index Fund | iShares MSCI Taiwan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Foreign Taxes	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Annual Return 2001	rr_AnnualReturn2001	5.00%	[38]
Annual Return 2002	rr_AnnualReturn2002	(25.65%)	[38]
Annual Return 2003	rr_AnnualReturn2003	39.92%	[38]
Annual Return 2004	rr_AnnualReturn2004	8.56%	[38]
Annual Return 2005	rr_AnnualReturn2005	4.89%	[38]
Annual Return 2006	rr_AnnualReturn2006	18.94%	[38]
Annual Return 2007	rr_AnnualReturn2007	7.63%	[38]
Annual Return 2008	rr_AnnualReturn2008	(46.58%)	[38]
Annual Return 2009	rr_AnnualReturn2009	77.30%	[38]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
One Year	rr_AverageAnnualReturnYear01	77.30%
Five Years	rr_AverageAnnualReturnYear05	4.93%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2000
iShares MSCI Taiwan Index Fund | iShares MSCI Taiwan Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	76.92%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.52%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(2.22%)	[2]
iShares MSCI Taiwan Index Fund | iShares MSCI Taiwan Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	50.85%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.21%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(1.67%)	[2]
iShares MSCI Taiwan Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI TAIWAN INDEX FUND Ticker: EWT Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI Taiwan Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were information technology, financials and materials.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Taiwan.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Lack of Natural Resources Risk. The Fund invests in Taiwan, which has few natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Taiwanese economy.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Taiwanese issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Taiwanese markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 52.27% in the 4th quarter of 2001; the worst was -29.25% in the 3rd quarter of 2001.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Taiwan Index Fund | MSCI Taiwan Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	79.21%
Five Years	rr_AverageAnnualReturnYear05	5.83%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
iShares MSCI Thailand Investable Market Index Fund | iShares MSCI Thailand Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Foreign Taxes	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Annual Return 2009	rr_AnnualReturn2009	83.95%	[39]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	48.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
One Year	rr_AverageAnnualReturnYear01	83.95%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(5.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2008
iShares MSCI Thailand Investable Market Index Fund | iShares MSCI Thailand Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	83.89%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(6.03%)	[2]
iShares MSCI Thailand Investable Market Index Fund | iShares MSCI Thailand Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	55.32%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(4.87%)	[2]
iShares MSCI Thailand Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND Ticker: THD Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Thailand Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Foreign tax expense is based on amounts accrued during the Fund's most recent fiscal year. Actual tax expenses for the current fiscal year may be higher or lower than the amount shown in the table. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Underlying Index consists of stocks traded primarily on the Stock Exchange of Thailand (SET). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Thailand.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Thai issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Thai markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the period shown above was 52.63% in the 2nd quarter of 2009; the worst was -5.27% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Thailand Investable Market Index Fund | MSCI Thailand Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	83.31%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(6.02%)
iShares MSCI Turkey Investable Market Index Fund | iShares MSCI Turkey Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2009	rr_AnnualReturn2009	107.94%	[40]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	60.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.14%)
One Year	rr_AverageAnnualReturnYear01	107.94%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 26, 2008
iShares MSCI Turkey Investable Market Index Fund | iShares MSCI Turkey Investable Market Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	107.29%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.61%	[2]
iShares MSCI Turkey Investable Market Index Fund | iShares MSCI Turkey Investable Market Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	70.69%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.75%	[2]
iShares MSCI Turkey Investable Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND Ticker: TUR Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI Turkey Investable Market Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Underlying Index consists of stocks traded primarily on the Istanbul Stock Exchange (ISE). As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, industrials and telecommunication services.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Geographic Risk. A natural disaster could occur in Turkey.

Industrials Sector Risk. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a Turkish issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Privatization Risk. Turkey in which the Fund invests has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. The geographic area in which the Fund invests has experienced security concerns. Incidents involving a country's security may cause uncertainty in Turkish markets and may adversely affect its economy.

Structural Risks. The economy in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, state and federal government regulations and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR EQUITY INDEX EXCHANGE-TRADED FUNDS.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 60.55% in the 2nd quarter of 2009; the worst was -11.14% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Turkey Investable Market Index Fund | MSCI Turkey Investable Market Index (Index returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	109.02%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.22%
iShares MSCI United Kingdom Index Fund | iShares MSCI United Kingdom Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Annual Return 2000	rr_AnnualReturn2000	(11.67%)	[41]
Annual Return 2001	rr_AnnualReturn2001	(15.94%)	[41]
Annual Return 2002	rr_AnnualReturn2002	(15.25%)	[41]
Annual Return 2003	rr_AnnualReturn2003	30.74%	[41]
Annual Return 2004	rr_AnnualReturn2004	18.59%	[41]
Annual Return 2005	rr_AnnualReturn2005	6.63%	[41]
Annual Return 2006	rr_AnnualReturn2006	29.82%	[41]
Annual Return 2007	rr_AnnualReturn2007	7.58%	[41]
Annual Return 2008	rr_AnnualReturn2008	(48.47%)	[41]
Annual Return 2009	rr_AnnualReturn2009	42.12%	[41]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the nine months ended September 30, 2010
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2010
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.37%)
One Year	rr_AverageAnnualReturnYear01	42.12%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 1996
iShares MSCI United Kingdom Index Fund | iShares MSCI United Kingdom Index Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	41.49%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.21%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.01%	[2]
iShares MSCI United Kingdom Index Fund | iShares MSCI United Kingdom Index Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.03%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.53%	[2]
Ten Years	rr_AverageAnnualReturnYear10	0.39%	[2]
iShares MSCI United Kingdom Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI UNITED KINGDOM INDEX FUND Ticker: EWU Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares MSCI United Kingdom Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2010, the Underlying Index's three largest sectors by component weighting were financials, energy and consumer staples.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts ("DRs") representing securities in its Underlying Index. The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a British issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Through its trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect its economy.

Structural Risks. Continued governmental involvement in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. Northern Ireland's economy may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 26.30% in the 2nd quarter of 2009; the worst was -26.37% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2009)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI United Kingdom Index Fund | MSCI United Kingdom Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.30%
Five Years	rr_AverageAnnualReturnYear05	2.38%
Ten Years	rr_AverageAnnualReturnYear10	1.27%
iShares MSCI USA Index Fund | iShares MSCI USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
iShares MSCI USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI USA INDEX FUND Ticker: EUSA Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares MSCI USA Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the "Company") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From inception, May 5, 2010, to the most recent fiscal year end, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. As of September 30, 2010, the Underlying Index had 591 constituents and its three largest sectors by component weighting were information technology, financials and health care.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, futures contracts, options on futures contracts, other types of options and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that market, industry or asset class.

Energy Sector Risk. The Fund may invest significantly in companies in the energy sector. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Industrials Sector Risk. The Fund may invest significantly in companies in the industrials sector. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. The Fund may invest significantly in companies in the information technology sector. Like other technology companies, information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights, and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities in which the Fund invests. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Materials Sector Risk. The Fund may invest significantly in companies in the materials sector. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Mid-Capitalization Companies Risk. The Fund may invest in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information

[1]	The Fund's total return for the nine months ended September 30, 2010 was 3.91%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[3]	The Fund's total return for the nine months ended September 30, 2010 was 0.49%.
[4]	Index performance reflects the performance of the MSCI Austria Index through January 31, 2008 and the MSCI Austria Investable Market Index thereafter.
[5]	The Fund's total return for the nine months ended September 30, 2010 was 4.23%.
[6]	Index performance reflects the performance of the MSCI Belgium Index through November 30, 2007 and the MSCI Belgium Investable Market Index thereafter.
[7]	The Fund's total return for the nine months ended September 30, 2010 was 2.59%.
[8]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[9]	The Fund's total return for the nine months ended September 30, 2010 was 4.63%.
[10]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[11]	The Fund's total return for the nine months ended September 30, 2010was 7.16%.
[12]	The Fund's total return for the nine months ended September 30, 2010 was 36.77%.
[13]	The Fund's total return for the nine months ended September 30, 2010 was 8.08%.
[14]	The Fund's total return for the nine months ended September 30, 2010 was -6.22%.
[15]	The Fund's total return for the nine months ended September 30, 2010 was -5.84%.
[16]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[17]	The Fund's total return for the nine months ended September 30, 2010 was -0.76%.
[18]	The Fund's total return for the nine months ended September 30, 2010 was 16.98%.
[19]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[20]	The Fund's total return for the nine months ended September 30, 2010 was 3.72%.
[21]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[22]	The Fund's total return for the nine months ended September 30, 2010 was -12.92%.
[23]	The Fund's total return for the nine months ended September 30, 2010 was 7.48%.
[24]	The Fund's total return for the nine months ended September 30, 2010 was 29.33%.
[25]	The Fund's total return for the nine months ended September 30, 2010 was 8.83%.
[26]	Index performance reflects the performance of the MSCI Mexico Index through November 30, 2007 and the MSCI Mexico Investable Market Index thereafter.
[27]	The Fund's total return for the nine months ended September 30, 2010 was -0.01%.
[28]	Index performance reflects the performance of the MSCI Netherlands Index through January 31, 2008 and the MSCI Netherlands Investable Market Index thereafter.
[29]	The Fund's total return for the nine months ended September 30, 2010 was 7.59%.
[30]	The Fund's total return for the nine months ended September 30, 2010 was 14.58%.
[31]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[32]	The Fund's total return for the nine months ended September 30, 2010 was 18.08%.
[33]	The Fund's total return for the nine months ended September 30, 2010 was 11.95%.
[34]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[35]	The Fund's total return for the nine months ended September 30, 2010 was -13.07%.
[36]	The Fund's total return for the nine months ended September 30, 2010 was 24.58%.
[37]	The Fund's total return for the nine months ended September 30, 2010 was 4.55%.
[38]	The Fund's total return for the nine months ended September 30, 2010 was 3.29%.
[39]	The Fund's total return for the nine months ended September 30, 2010 was 48.28%.
[40]	The Fund's total return for the nine months ended September 30, 2010 was 30.52%.
[41]	The Fund's total return for the nine months ended September 30, 2010 was 2.12%.